Interest and Finance Costs (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Interest and Finance Costs [Abstract]
Interest on long-term debt and other financial liabilities	$ 7,053	$ 7,520
Amortization of debt issuance costs	546	570
Amortization of shares issued to third party (non-cash)	212	0
Other	355	598
Total	8,166	8,688
Interest and Finance Costs - Related Party [Abstract]
Amortization of debt issuance costs related party	59	4
Convertible notes amortization of debt discount (non-cash)	1,785	2,084
Amortization of shares issued to related party (non-cash)	784	0
Total	3,799	4,241
Long-term Debt [Member]
Interest and Finance Costs - Related Party [Abstract]
Interest expense	420	802
Convertible Notes [Member]
Interest and Finance Costs - Related Party [Abstract]
Interest expense	$ 751	$ 1,351